Fair Value Measurements - Level 3 Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended								6 Months Ended				12 Months Ended				6 Months Ended				12 Months Ended				6 Months Ended				12 Months Ended				6 Months Ended				12 Months Ended								6 Months Ended				12 Months Ended				6 Months Ended				12 Months Ended				6 Months Ended				12 Months Ended				6 Months Ended				12 Months Ended				6 Months Ended				12 Months Ended				6 Months Ended				12 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level 3 Measured at fair value on a recurring basis		Jun. 30, 2012 Level 3 Measured at fair value on a recurring basis		Dec. 31, 2011 Level 3 Measured at fair value on a recurring basis		Jun. 30, 2013 Level 3 Measured at fair value on a recurring basis Equity securities		Jun. 30, 2012 Level 3 Measured at fair value on a recurring basis Equity securities		Dec. 31, 2012 Level 3 Measured at fair value on a recurring basis Equity securities		Dec. 31, 2011 Level 3 Measured at fair value on a recurring basis Equity securities		Jun. 30, 2013 Level 3 Measured at fair value on a recurring basis U.S. corporate, state and municipalities		Jun. 30, 2012 Level 3 Measured at fair value on a recurring basis U.S. corporate, state and municipalities		Dec. 31, 2012 Level 3 Measured at fair value on a recurring basis U.S. corporate, state and municipalities		Dec. 31, 2011 Level 3 Measured at fair value on a recurring basis U.S. corporate, state and municipalities		Jun. 30, 2013 Level 3 Measured at fair value on a recurring basis Foreign securities government		Jun. 30, 2012 Level 3 Measured at fair value on a recurring basis Foreign securities government		Dec. 31, 2012 Level 3 Measured at fair value on a recurring basis Foreign securities government		Dec. 31, 2011 Level 3 Measured at fair value on a recurring basis Foreign securities government		Jun. 30, 2013 Level 3 Measured at fair value on a recurring basis Residential mortgage-backed securities		Jun. 30, 2012 Level 3 Measured at fair value on a recurring basis Residential mortgage-backed securities		Dec. 31, 2012 Level 3 Measured at fair value on a recurring basis Residential mortgage-backed securities		Dec. 31, 2011 Level 3 Measured at fair value on a recurring basis Residential mortgage-backed securities		Dec. 31, 2012 Level 3 Measured at fair value on a recurring basis Commercial mortgage-backed securities		Dec. 31, 2011 Level 3 Measured at fair value on a recurring basis Commercial mortgage-backed securities		Jun. 30, 2013 Level 3 Measured at fair value on a recurring basis Other asset-backed securities		Jun. 30, 2012 Level 3 Measured at fair value on a recurring basis Other asset-backed securities		Dec. 31, 2012 Level 3 Measured at fair value on a recurring basis Other asset-backed securities		Dec. 31, 2011 Level 3 Measured at fair value on a recurring basis Other asset-backed securities		Jun. 30, 2013 Level 3 Measured at fair value on a recurring basis Fixed maturities, available-for-sale, including securities pledged		Jun. 30, 2012 Level 3 Measured at fair value on a recurring basis Fixed maturities, available-for-sale, including securities pledged		Dec. 31, 2012 Level 3 Measured at fair value on a recurring basis Fixed maturities, available-for-sale, including securities pledged		Dec. 31, 2011 Level 3 Measured at fair value on a recurring basis Fixed maturities, available-for-sale, including securities pledged		Jun. 30, 2013 Level 3 Measured at fair value on a recurring basis Fixed indexed annuities		Jun. 30, 2012 Level 3 Measured at fair value on a recurring basis Fixed indexed annuities		Dec. 31, 2012 Level 3 Measured at fair value on a recurring basis Fixed indexed annuities		Dec. 31, 2011 Level 3 Measured at fair value on a recurring basis Fixed indexed annuities		Jun. 30, 2013 Level 3 Measured at fair value on a recurring basis GMAB/GMWB/GMWBL		Jun. 30, 2012 Level 3 Measured at fair value on a recurring basis GMAB/GMWB/GMWBL		Dec. 31, 2012 Level 3 Measured at fair value on a recurring basis GMAB/GMWB/GMWBL		Dec. 31, 2011 Level 3 Measured at fair value on a recurring basis GMAB/GMWB/GMWBL		Jun. 30, 2013 Level 3 Measured at fair value on a recurring basis Stabilizer (Investment Only) and MCG Contracts		Jun. 30, 2012 Level 3 Measured at fair value on a recurring basis Stabilizer (Investment Only) and MCG Contracts		Dec. 31, 2012 Level 3 Measured at fair value on a recurring basis Stabilizer (Investment Only) and MCG Contracts		Dec. 31, 2011 Level 3 Measured at fair value on a recurring basis Stabilizer (Investment Only) and MCG Contracts		Jun. 30, 2013 Level 3 Measured at fair value on a recurring basis Assets held in separate accounts		Jun. 30, 2012 Level 3 Measured at fair value on a recurring basis Assets held in separate accounts		Dec. 31, 2012 Level 3 Measured at fair value on a recurring basis Assets held in separate accounts		Dec. 31, 2011 Level 3 Measured at fair value on a recurring basis Assets held in separate accounts		Jun. 30, 2013 Level 3 Measured at fair value on a recurring basis Derivatives Net Excluding Product Guaranteeand Fixed Indexed Annuity [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Assets, beginning balance																			$ 524.2		$ 520.6		$ 520.6		$ 79.4		$ 104.2		$ 160.6		$ 160.6		$ 56.0		$ 74.1		$ 186.6		$ 186.6		$ 914.0		$ 0		$ 0.1		$ 115.2		$ 104.5		$ 104.5		$ 2,326.3		$ 817.7		$ 972.3		$ 972.3		$ 3,375.8																												$ 16.1	[1]	$ 16.1	[1]
Assets, Fair Value, beginning balance	2,931.2	2,860.3	2,860.3	2,255.3							55.8		67.6		67.6		82.9																																																																						16.3	[1]	16.1	[1]	16.1	[1]	22.3	[1]
Total Realized/Unrealized Gains (Losses) Included in Net income	50.0	295.6	282.2	460.8							(2.2)		0		(0.5)		0		(0.3)		0.2		0.7		(0.3)		0		1.8		1.8		1.5		(3.8)		(7.7)		4.0		(3.4)		0		0		8.8		7.2		15.6		(263.7)		4.7		1.5		22.1		(265.9)																										(0.1)	[1]	0.3	[1]	0.3	[1]	0	[1]
Total Realized/Unrealized Gains (Losses) Included in OCI											3.3		(0.7)		(1.2)		1.3		(4.7)		(7.0)		(7.8)		6.0		5.7		(3.8)		(12.4)		(10.6)		0.2		6.1		5.7		(1.9)		0		0		(1.5)		0		4.3		178.0		(0.3)		(4.7)		(10.2)		171.5																										0	[1]	0	[1]	0	[1]	0	[1]
Purchases	268.8	399.8	389.8	1,630.8							0.2		5.0		5.0		16.1		0.1		15.2		0.5		53.7		0		0		0		58.3		47.7		0		2.4		90.2		0		0		0		0		0		0.2		47.8		15.2		2.9		202.4																										21.3	[1]	1.1	[1]	16.3	[1]	9.8	[1]
Issuances											0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0																										0	[1]	0	[1]	0	[1]	0	[1]
Sales	(262.3)	(249.1)	(601.1)	(1,459.5)							0		(5.6)		(8.3)		(4.2)		0		(3.1)		(3.1)		0		0		(11.5)		(11.5)		(39.0)		(0.6)		(7.2)		(30.8)		(23.4)		0		0		0		(1.5)		(32.8)		(721.1)		(0.6)		(23.3)		(78.2)		(783.5)																										(9.9)	[1]	(9.0)	[1]	(8.3)	[1]	(3.4)	[1]
Settlements											0		0		0		0		(26.3)		(41.2)		(93.1)		(93.5)		(11.2)		(3.1)		(28.8)		(10.3)		(0.7)		(0.7)		(1.2)		(36.4)		0		(0.1)		(28.8)		(8.4)		(3.2)		(93.8)		(67.0)		(53.4)		(126.3)		(234.1)																										0	[1]	0	[1]	0	[1]	0	[1]
Transfers in to Level 3											51.8	[2]	0	[2]	2.4	[2]	0	[2]	61.1	[2]	94.3	[2]	142.7	[2]	478.3	[2]	0	[2]	0	[2]	79.4	[2]	107.5	[2]	0	[2]	0	[2]	0.4	[2]	11.5	[2]	0	[2]	0	[2]	0.3	[2]	7.1	[2]	27.9	[2]	0	[2]	61.4	[2]	101.4	[2]	250.4	[2]	597.3	[2]																									2.2	[1],[2]	0.2	[1]	0	[1],[2]	0	[1],[2]
Fair Value, Assets, ending balance																			465.2		535.2		524.2		520.6		98.7		59.1		104.2		160.6		116.9		84.3		74.1		186.6		0		0		93.6		107.9		115.2		104.5		774.4		786.5		817.7		972.3																												8.7	[1]			16.1	[1]
Transfers out of Level 3											(49.9)	[2]	0	[2]	(9.2)	[2]	(28.5)	[2]	(88.9)	[2]	(43.8)	[2]	(36.3)	[2]	(3.0)	[2]	0	[2]	(84.9)	[2]	(84.9)	[2]	(2.8)	[2]	0	[2]	(92.8)	[2]	(93.0)	[2]	(764.0)	[2]	0	[2]	0	[2]	(0.4)	[2]	(1.0)	[2]	(1.1)	[2]	(1,321.4)	[2]	(89.3)	[2]	(222.5)	[2]	(215.3)	[2]	(2,091.2)	[2]																									(9.9)	[1],[2]	0	[1]	(8.1)	[1],[2]	(12.6)	[1],[2]
Assets, Fair Value, ending balance	2,987.7	3,306.6	2,931.2	2,860.3							59.0		66.3		55.8		67.6																																																																						19.9	[1]			16.3	[1]	16.1	[1]
Fair Value, Derivatives, ending balance					22.9		15.0		(24.8)																																																						(1,520.6)	[3]	(1,422.2)	[3]	(1,434.3)	[3],[4]	(1,304.9)	[3],[4],[5]	(1,340.8)	[3]	(2,501.7)	[3]	(2,035.4)	[3],[4]	(2,272.2)	[3],[4],[5]	(28.0)	[3]	(133.0)	[3]	(102.0)	[3],[4]	(221.0)	[3],[4],[5]									56.5
Fair Value, Derivatives, beginning balance					(24.8)		(24.8)		75.5																																																						(1,434.3)	[3],[4]	(1,304.9)	[3],[4],[5]	(1,304.9)	[3],[4],[5]	(1,178.2)	[5]	(2,035.4)	[3],[4]	(2,272.2)	[3],[4],[5]	(2,272.2)	[3],[4],[5]	(500.2)	[5]	(102.0)	[3],[4]	(221.0)	[3],[4],[5]	(221.0)	[3],[4],[5]	(3.0)	[5]									22.9
Change In Unrealized Gains (Losses) Included in Earnings											(1.8)	[6]	(0.1)	[6]	(0.5)	[7]	0	[7]	(0.3)	[6]	(0.2)	[6]	0.4	[7]	(0.2)	[7]	0	[6]	0	[6]	0	[7]	(1.6)	[7]	(3.9)	[6]	(9.2)	[6]	(3.6)	[7]	(4.8)	[7]	0	[7]	0	[7]	5.7	[6]	6.5	[6]	6.2	[7]	(24.6)	[7]	1.5	[6]	(2.9)	[6]	3.0	[7]	(31.2)	[7]																									(0.2)	[1],[6]
Total Realized/Unrealized Gains (Losses) Included in Net income					4.2		(9.4)		(36.3)																																																						(84.2)	[3]	(133.2)	[3]	(177.5)	[4]	(114.1)	[5]	766.9	[3]	(154.0)	[3]	390.3	[4]	(1,618.5)	[5]	77.1	[3]	90.8	[3]	124.5	[4]	(212.5)	[5]									53.2
Change In Unrealized Gains (Losses) Included in Earnings																																																																																									0.6	[1]	0.6	[1],[7]	0.1	[1],[7]
Total Realized/Unrealized Gains (Losses) Included in OCI					0		0		0																																																						0	[3]	0	[3]	0	[4]	0	[5]	0	[3]	0	[3]	0	[4]	0	[5]	0	[3]	0	[3]	0	[4]	0	[5]									0
Purchases					23.9		12.6		0																																																						0	[3]	0	[3]	0	[4]	0	[5]	0	[3]	0	[3]	0	[4]	0	[5]	(3.1)	[3]	(2.8)	[3]	(5.5)	[4]	(5.5)	[5]									13.4
Issuances					0		0		(64.0)																																																						(35.9)	[3]	(66.6)	[3]	(94.5)	[4]	(135.4)	[5]	(72.6)	[3]	(75.7)	[3]	(154.1)	[4]	(155.6)	[5]	0	[3]	0	[3]	0	[4]	0	[5]									0
Sales					0		0		0																																																						0	[3]	0	[3]	0	[4]	0	[5]	0	[3]	0	[3]	0	[4]	0	[5]	0	[3]	0	[3]	0	[4]	0	[5]									0
Settlements					25.0		42.0		0																																																						33.8	[3]	82.5	[3]	142.6	[4]	122.8	[5]	0.3	[3]	0.2	[3]	0.6	[4]	2.1	[5]	0	[3]	0	[3]	0	[4]	0	[5]									(33.0)
Transfers in to Level 3					0	[2]	0	[2]	0	[2]																																																					0	[2],[3]	0	[2],[3]	0	[2],[4]	0	[2],[5]	0	[2],[3]	0	[2],[3]	0	[2],[4]	0	[2],[5]	0	[2],[3]	0	[2],[3]	0	[2],[4]	0	[2],[5]									0	[2]
Transfers out of Level 3					(5.4)	[2]	(5.4)	[2]	0	[2]																																																					0	[2],[3]	0	[2],[3]	0	[2],[4]	0	[2],[5]	0	[2],[3]	0	[2],[3]	0	[2],[4]	0	[2],[5]	0	[2],[3]	0	[2],[3]	0	[2],[4]	0	[2],[5]									0	[2]
Fair Value, Derivatives, ending balance					22.9		15.0		(24.8)																																																						(1,520.6)	[3]	(1,422.2)	[3]	(1,434.3)	[3],[4]	(1,304.9)	[3],[4],[5]	(1,340.8)	[3]	(2,501.7)	[3]	(2,035.4)	[3],[4]	(2,272.2)	[3],[4],[5]	(28.0)	[3]	(133.0)	[3]	(102.0)	[3],[4]	(221.0)	[3],[4],[5]									56.5
Change In Unrealized Gains (Losses) Included in Earnings					$ (2.6)	[7]	$ (6.1)	[6]	$ (53.7)	[7]																																																					$ 0	[3],[6]	$ 0	[3],[6]	$ 0	[4],[7]	$ 0	[5],[7]	$ 0	[3],[6]	$ 0	[3],[6]	$ 0	[4],[7]	$ 0	[5],[7]	$ 0	[3],[6]	$ 0	[3],[6]	$ 0	[4],[7]	$ 0	[5],[7]									$ 26.3	[6]

[1]	The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income for the Company.
[2]	The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
[3]	All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Condensed Consolidated Statements of Operations.
[4]	(losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Consolidated Statements of Operations.
[5]	All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Consolidated Statements of Operations.
[6]	For financial instruments still held as of June 30, amounts are included in Net investment income and Total net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.
[7]	For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.